Basic and Diluted Earnings Per Share from Discontinued Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations						$ 4,000
Net income from discontinued operations per share - Basic and diluted						$ 0.18
Weighted-average shares outstanding - Basic and diluted	31,465,752	31,396,517	31,443,568	31,342,752	31,362,574	22,167,873	1,517,365